UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2018

Date of reporting period:	9/30/2018

Item 1. Schedule of Investments

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Long-Term Investments 97.6%
Asset-Backed Securities 8.3%
Collateralized Loan Obligations
ALM Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A, 3 Month LIBOR + 1.490%	3.829%(c)	10/15/28	20,000	$ 20,012,180
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.587(c)	10/13/30	5,000	5,006,328
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.619(c)	07/15/29	20,000	20,020,536
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%	3.599(c)	07/16/29	40,000	40,049,256
Series 2018-11A, Class A1L, 144A, 3 Month LIBOR + 1.100%	3.436(c)	07/26/31	10,000	9,951,887

Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.590%	3.929(c)	10/15/28	10,000	10,044,650
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.589(c)	07/15/29	34,100	34,139,072
Series 2017-012A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.589(c)	10/15/30	15,000	15,019,007

CIFC Funding Ltd. (Cayman Islands), Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.592(c)	10/24/30	14,000	14,016,632
Elevation CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230%	3.569(c)	10/15/29	10,000	10,011,379
Flatiron CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890%	3.229(c)	04/15/27	10,000	9,973,778
ICG US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.627(c)	10/23/29	40,000	40,063,228
KVK CLO Ltd. (Cayman Islands), Series 2014-02A, Class AR, 144A, 3 Month LIBOR + 1.180%	3.519(c)	07/15/26	32,000	32,003,978
Mariner CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110%	3.324(c)	04/25/31	10,000	9,957,283

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%	2.681%(c)	04/21/31	30,000	$ 29,901,306
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.472(c)	02/20/31	15,000	14,974,541

Mill Creek CLO Ltd. (Cayman Islands), Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.750%	4.098(c)	04/20/28	20,000	20,124,296
Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.587(c)	10/12/30	45,000	45,057,163
OCP CLO Ltd. (Cayman Islands), Series 2017-013A, Class A1A, 144A, 3 Month LIBOR + 1.260%	3.599(c)	07/15/30	40,000	40,053,160
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.589(c)	10/30/30	35,000	35,035,518
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1A, 144A, 3 Month LIBOR + 1.100%	3.362(c)	07/16/31	25,000	24,909,492
Race Point CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	3.549(c)	10/15/30	15,000	15,012,716
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1, 144A, 3 Month LIBOR + 1.520%	3.858(c)	12/20/28	20,000	20,022,808
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250%	3.586(c)	10/17/30	35,000	35,044,495

Romark CLO II Ltd. (Cayman Islands), Series 2018-2A, Class A1, 144A, 3 Month LIBOR + 1.175%	3.431(c)	07/25/31	21,000	20,973,878
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.588(c)	07/20/30	20,000	20,021,570
Sound Point CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%	3.405(c)	01/26/31	10,000	9,965,600
Telos CLO (Cayman Islands), Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%	3.636(c)	07/17/26	20,000	20,033,908

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

TICP CLO Ltd. (Cayman Islands), Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230%	3.569%(c)	07/15/29	40,000	$ 40,037,276
Trinitas CLO Ltd. (Cayman Islands), Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%	4.035(c)	10/25/28	10,000	10,005,014
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1, 144A, 3 Month LIBOR + 1.650%	3.998(c)	10/20/28	20,000	20,009,380
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.598(c)	10/20/29	40,000	40,054,308

West CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 0.920%	3.253(c)	07/18/26	45,000	44,943,358
Zais CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	3.629(c)	04/15/30	25,000	25,131,922
Total Asset-Backed Securities (cost $800,922,274)				801,580,903
Bank Loans(c) 0.3%
Electric 0.1%
Calpine Corp., Term Loan (2017), 1 Month LIBOR + 1.750%	4.000	12/31/19	7,387	7,380,903
Technology 0.2%
Dell International LLC, Replacement Term A-3 Loan, 1 Month LIBOR + 1.500%	3.750	12/31/18	6,810	6,808,503
First Data Corp., 2020 Term A Loan, 1 Month LIBOR + 1.750%	3.960	06/02/20	18,250	18,253,103
				25,061,606
Total Bank Loans (cost $32,389,825)				32,442,509
Commercial Mortgage-Backed Securities 3.1%
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A3	3.061	02/10/48	12,750	12,569,728
Series 2016-C02, Class A2	1.846	08/10/49	15,097	14,472,653
Commercial Mortgage Trust,
Series 2012-CR4, Class A2	1.801	10/15/45	1,416	1,384,905

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Commercial Mortgage Trust, (cont’d.)
Series 2014-CR18, Class A3	3.528%	07/15/47	7,400	$ 7,413,901
Series 2014-CR19, Class A3	3.530	08/10/47	14,824	14,783,366
Series 2015-CR22, Class A3	3.207	03/10/48	27,750	27,565,446
Series 2015-DC01, Class A3	3.219	02/10/48	20,000	19,868,550
GS Mortgage Securities Trust,
Series 2013-GC14, Class A3	3.526	08/10/46	17,475	17,531,771
Series 2014-GC20, Class A3	3.680	04/10/47	1,789	1,792,100
Series 2014-GC22, Class A3	3.516	06/10/47	13,631	13,692,127
Series 2014-GC24, Class A3	3.342	09/10/47	10,000	9,940,243
Series 2015-GC28, Class A3	3.307	02/10/48	8,225	8,151,134
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A3	3.435	08/15/47	15,000	14,924,157
Series 2015-C28, Class A2	2.773	10/15/48	19,754	19,655,953
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A3	2.475	12/15/47	1,958	1,955,796
Series 2013-C13, Class A3	3.525	01/15/46	10,000	10,030,692
Series 2013-C16, Class A2	3.070	12/15/46	3,675	3,672,021
Series 2014-C20, Class A3A1	3.472	07/15/47	20,000	20,010,418
Series 2016-JP03, Class A3	2.523	08/15/49	16,726	15,806,250

UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533	12/10/45	26,330	26,016,459
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A2	3.531	07/15/46	10,000	10,005,198
Series 2015-LC20, Class A3	3.086	04/15/50	16,633	16,395,680
Series 2015-NXS01, Class A3	3.058	05/15/48	5,791	5,642,931

Total Commercial Mortgage-Backed Securities (cost $302,638,616)				293,281,479
Corporate Bonds 85.8%
Advertising 0.0%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.500	10/01/20	2,835	2,835,253
Aerospace & Defense 0.9%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.750	10/11/21	5,936	6,127,180
General Dynamics Corp., Gtd. Notes	3.000	05/11/21	20,450	20,340,639
Harris Corp., Sr. Unsec’d. Notes	2.700	04/27/20	8,270	8,188,215

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
L3 Technologies, Inc., Gtd. Notes(a)	3.850%	06/15/23	9,460	$ 9,471,776
United Technologies Corp., Sr. Unsec’d. Notes	3.650	08/16/23	41,240	41,056,876
				85,184,686
Agriculture 1.0%
Altria Group, Inc., Gtd. Notes	9.250	08/06/19	9,353	9,853,366
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	2.764	08/15/22	44,345	42,728,200
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A(a)	2.950	07/21/20	25,925	25,671,778
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	3.250	06/12/20	4,905	4,894,985
Gtd. Notes	6.875	05/01/20	13,185	13,897,499
				97,045,828
Airlines 1.3%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	07/15/25	2,062	2,056,727
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	01/15/23	27,341	28,014,686
Continental Airlines 1999-1 Class A Pass-Through Trust, Pass-Through Certificates	6.545	02/02/19	740	748,951
Continental Airlines 2001-1 Class A-1 Pass Through Trust, Pass-Through Certificates	6.703	12/15/22	41	43,137
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983	10/19/23	12,828	13,508,133
Continental Airlines 2009-2 Class A Pass-Through Trust, Pass-Through Certificates	7.250	05/10/21	9,170	9,528,450
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.750	07/12/22	1,984	2,021,333
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates(a)^	6.821	02/10/24	3,773	4,134,963
Delta Air Lines 2010-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	11/23/20	6,802	6,844,959
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-Through Certificates	5.300	10/15/20	899	905,310
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	05/07/20	5,153	5,242,611

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes(a)	2.600%	12/04/20	12,875	$ 12,594,233
Sr. Unsec’d. Notes	2.875	03/13/20	8,462	8,393,537
Sr. Unsec’d. Notes	3.625	03/15/22	25,855	25,531,529

Southwest Airlines Co., Sr. Unsec’d. Notes	2.650	11/05/20	7,235	7,131,983
				126,700,542
Auto Manufacturers 4.0%
BMW US Capital LLC (Germany), Gtd. Notes, 144A(a)	1.850	09/15/21	17,495	16,707,628
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.200	05/05/20	5,275	5,180,481
Gtd. Notes, 144A	2.250	03/02/20	10,125	9,986,989
Gtd. Notes, 144A(a)	3.700	05/04/23	25,000	24,885,896
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.343	11/02/20	5,000	4,859,991
Sr. Unsec’d. Notes	2.375	03/12/19	19,450	19,392,963
Sr. Unsec’d. Notes	2.459	03/27/20	22,930	22,544,834
Sr. Unsec’d. Notes	2.551	10/05/18	6,570	6,570,002
Sr. Unsec’d. Notes	3.157	08/04/20	12,740	12,615,237
Sr. Unsec’d. Notes	3.200	01/15/21	15,548	15,317,582
Sr. Unsec’d. Notes	3.336	03/18/21	14,025	13,825,365
Sr. Unsec’d. Notes	3.339	03/28/22	34,510	33,349,173
Sr. Unsec’d. Notes(a)	5.750	02/01/21	4,160	4,324,500
Sr. Unsec’d. Notes, MTN	2.943	01/08/19	19,740	19,759,478

General Motors Co., Sr. Unsec’d. Notes	3.500	10/02/18	39,500	39,500,000
General Motors Financial Co., Inc.,
Gtd. Notes	3.100	01/15/19	11,500	11,508,947
Gtd. Notes	3.150	01/15/20	14,815	14,789,341
Gtd. Notes	3.150	06/30/22	21,060	20,473,187
Gtd. Notes(a)	3.200	07/06/21	10,175	10,047,762
Gtd. Notes	3.450	01/14/22	7,980	7,866,777
Gtd. Notes	3.700	11/24/20	14,000	14,066,417
Gtd. Notes	3.700	05/09/23	10,025	9,795,179
Gtd. Notes(a)	3.950	04/13/24	20,000	19,450,963
Gtd. Notes	4.375	09/25/21	9,739	9,911,590

Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN(a)	2.400	09/15/19	18,145	18,035,388
				384,765,670

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment 0.3%
Aptiv PLC, Gtd. Notes	3.150%	11/19/20	16,465	$ 16,315,822
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A(a)	4.000	04/29/20	5,179	5,199,660
Gtd. Notes, 144A	4.500	04/29/22	6,897	6,983,295
				28,498,777
Banks 22.9%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	3.125	02/23/23	6,600	6,263,814
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.457(c)	04/12/23	6,200	6,212,239
Sr. Unsec’d. Notes	3.500	04/11/22	13,600	13,310,979
Sr. Unsec’d. Notes(a)	3.848	04/12/23	10,000	9,769,978
Bank of America Corp.,
Jr. Sub. Notes, Series V	5.125	12/31/49	15,000	15,112,500
Sr. Unsec’d. Notes(a)	3.004	12/20/23	55,063	53,435,067
Sr. Unsec’d. Notes	3.366	01/23/26	17,585	16,911,391
Sr. Unsec’d. Notes, GMTN(a)	2.625	04/19/21	50,185	49,379,379
Sr. Unsec’d. Notes, MTN	3.124	01/20/23	42,000	41,247,783
Sr. Unsec’d. Notes, MTN	3.864	07/23/24	35,000	34,999,810
Sr. Unsec’d. Notes, Series L, MTN(a)	2.250	04/21/20	5,845	5,770,301

Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN(a)	2.050	05/03/21	24,550	23,815,744
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.250	01/12/21	15,835	15,621,560
Sr. Unsec’d. Notes	3.684	01/10/23	42,770	41,653,843
Sr. Unsec’d. Notes, MTN	4.338	05/16/24	15,200	15,015,938
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	16,826	16,288,725
Sr. Unsec’d. Notes, 144A, MTN	3.500	03/01/23	41,415	40,395,680
BPCE SA (France),
Gtd. Notes, 144A, MTN	3.000	05/22/22	6,390	6,176,759
Gtd. Notes, MTN	2.500	07/15/19	10,000	9,952,600
Sr. Unsec’d. Notes, 144A, MTN	2.750	01/11/23	36,480	34,877,383

Capital One Financial Corp., Sr. Unsec’d. Notes	2.450	04/24/19	7,075	7,064,063
Capital One NA,
Sr. Unsec’d. Notes	2.250	09/13/21	38,490	37,040,792
Sr. Unsec’d. Notes	2.400	09/05/19	12,135	12,069,234
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950	12/31/49	19,535	20,112,259
Jr. Sub. Notes, Series R	6.125	12/31/49	6,810	7,095,169

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	2.350%	08/02/21	18,000	$ 17,456,766
Sr. Unsec’d. Notes	2.500	07/29/19	19,810	19,766,412
Sr. Unsec’d. Notes	2.700	03/30/21	78,185	76,865,362
Sr. Unsec’d. Notes	2.700	10/27/22	20,000	19,231,756
Sr. Unsec’d. Notes	2.750	04/25/22	26,030	25,248,441
Sr. Unsec’d. Notes	2.876	07/24/23	14,860	14,365,912
Sr. Unsec’d. Notes	3.142	01/24/23	14,051	13,780,617
Sr. Unsec’d. Notes	4.044	06/01/24	8,140	8,156,926
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes	3.000	10/29/21	18,996	18,729,478
Sr. Unsec’d. Notes, GMTN	2.300	05/28/19	18,899	18,839,951
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes(a)	2.750	03/26/20	20,250	20,064,915
Gtd. Notes	3.450	04/16/21	5,000	4,979,957
Gtd. Notes	3.800	06/09/23	25,000	24,698,469

Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A, MTN	2.800	03/10/21	12,760	12,450,698
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.150	01/22/21	12,915	12,620,588
Sr. Unsec’d. Notes(a)	3.950	02/27/23	19,320	18,759,366
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	13,895	13,639,252
Discover Bank,
Sr. Unsec’d. Notes	3.100	06/04/20	7,862	7,812,486
Sr. Unsec’d. Notes(a)	3.350	02/06/23	9,710	9,429,145

First Horizon National Corp., Sr. Unsec’d. Notes	3.500	12/15/20	13,890	13,910,477
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series L	5.700	12/31/49	9,925	10,009,362
Jr. Sub. Notes, Series M	5.375	12/31/49	9,610	9,802,200
Jr. Sub. Notes, Series P	5.000	12/31/49	5,000	4,718,519
Sr. Unsec’d. Notes(a)	2.350	11/15/21	8,210	7,921,114
Sr. Unsec’d. Notes	2.600	04/23/20	16,000	15,838,480
Sr. Unsec’d. Notes	2.875	02/25/21	38,750	38,232,840
Sr. Unsec’d. Notes(a)	2.908	06/05/23	48,970	47,364,348
Sr. Unsec’d. Notes	3.000	04/26/22	39,760	38,954,223
Sr. Unsec’d. Notes, GMTN	5.375	03/15/20	10,000	10,307,908
Sr. Unsec’d. Notes, MTN(a)	2.905	07/24/23	25,800	24,927,444

HSBC Bank USA NA, Sub. Notes	4.875	08/24/20	12,865	13,194,928
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.650	01/05/22	9,620	9,341,693

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom), (cont’d.)
Sr. Unsec’d. Notes	3.033%	11/22/23	9,470	$ 9,146,410
Sr. Unsec’d. Notes	3.262	03/13/23	23,335	22,863,717
Sr. Unsec’d. Notes	3.950	05/18/24	21,950	21,806,597

Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A(a)	3.375	01/12/23	31,245	28,926,065
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.809(c)	12/31/49	14,000	14,059,500
Jr. Sub. Notes, Series V(a)	5.000	12/31/49	20,000	20,150,000
Jr. Sub. Notes, Series CC	4.625	12/31/49	11,600	10,963,595
Jr. Sub. Notes, Series Q(a)	5.150	12/31/49	10,000	9,987,500
Sr. Unsec’d. Notes	2.250	01/23/20	40,425	40,011,312
Sr. Unsec’d. Notes	2.400	06/07/21	29,670	28,928,250
Sr. Unsec’d. Notes(a)	2.776	04/25/23	25,230	24,506,200
Sr. Unsec’d. Notes	3.559	04/23/24	48,980	48,469,294
Sr. Unsec’d. Notes(a)	3.797	07/23/24	25,000	24,965,483
Sr. Unsec’d. Notes	4.250	10/15/20	14,475	14,754,386
Sr. Unsec’d. Notes	6.300	04/23/19	35,200	35,896,898
Sub. Notes	3.375	05/01/23	10,000	9,816,020

KeyBank NA, Sr. Unsec’d. Notes	2.500	12/15/19	16,025	15,939,265
Lloyds Bank PLC (United Kingdom),
Gtd. Notes(a)	2.700	08/17/20	7,494	7,424,472
Gtd. Notes	3.300	05/07/21	14,200	14,144,986
Gtd. Notes, 144A, MTN	5.800	01/13/20	36,720	37,862,364

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes(a)	2.907	11/07/23	21,300	20,320,472
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.455	03/02/23	15,000	14,805,338
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	2.450	04/16/19	17,955	17,926,864
Morgan Stanley,
Jr. Sub. Notes, Series H	5.450	12/31/49	17,375	17,574,812
Jr. Sub. Notes, Series J	5.550	12/31/49	4,700	4,824,550
Sr. Unsec’d. Notes	2.650	01/27/20	19,700	19,573,762
Sr. Unsec’d. Notes	3.737	04/24/24	28,920	28,674,381
Sr. Unsec’d. Notes	5.750	01/25/21	20,526	21,575,216
Sr. Unsec’d. Notes, GMTN	2.375	07/23/19	2,380	2,370,261
Sr. Unsec’d. Notes, GMTN	2.450	02/01/19	9,430	9,423,812
Sr. Unsec’d. Notes, GMTN(a)	2.500	04/21/21	28,660	28,002,431
Sr. Unsec’d. Notes, GMTN(a)	3.125	01/23/23	25,957	25,311,560
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	25,765	25,760,181

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, GMTN	5.500%	01/26/20	14,765	$ 15,206,280
Sr. Unsec’d. Notes, GMTN	7.300	05/13/19	21,690	22,267,494
Sr. Unsec’d. Notes, MTN	2.625	11/17/21	20,640	20,068,489
Sr. Unsec’d. Notes, MTN(a)	2.750	05/19/22	17,640	17,106,062
Sr. Unsec’d. Notes, MTN	5.625	09/23/19	5,498	5,634,772

MUFG Bank Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300	03/10/19	20,200	20,166,673
PNC Bank NA, Sub. Notes	2.950	01/30/23	4,575	4,428,451
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.875	09/12/23	15,672	15,223,170
Sr. Unsec’d. Notes	4.519	06/25/24	6,800	6,780,685
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.875	10/16/20	11,555	11,398,522
Sr. Unsec’d. Notes, MTN	3.125	01/08/21	10,050	9,912,807

Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN	2.375	03/25/19	44,760	44,643,132
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes	2.450	01/10/19	8,680	8,676,431
Gtd. Notes	2.450	01/16/20	7,110	7,045,254
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.442	10/19/21	4,330	4,189,880
Sr. Unsec’d. Notes	3.102	01/17/23	38,315	37,286,509

SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700	01/27/22	13,070	12,718,097
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	1.875	09/07/21	13,630	13,038,116
UBS AG (Switzerland), Sr. Unsec’d. Notes, GMTN	2.375	08/14/19	15,410	15,346,794
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A(a)	2.650	02/01/22	28,325	27,380,311
Gtd. Notes, 144A	3.000	04/15/21	12,969	12,776,602
Gtd. Notes, 144A(a)	3.491	05/23/23	12,500	12,248,245

Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	2.625	07/22/22	39,790	38,431,225
				2,199,752,978
Beverages 1.3%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes	2.650	02/01/21	77,630	76,502,812

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages (cont’d.)
Anheuser-Busch InBev Finance, Inc. (Belgium), (cont’d.)
Gtd. Notes	3.300%	02/01/23	7,385	$ 7,301,285

Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	2.375	11/26/18	11,400	11,370,018
Constellation Brands, Inc.,
Gtd. Notes	2.700	05/09/22	13,435	12,954,927
Gtd. Notes(a)	3.875	11/15/19	10,000	10,082,466

Keurig Dr. Pepper, Inc., Gtd. Notes, 144A	4.057	05/25/23	4,000	4,006,983
				122,218,491
Biotechnology 2.1%
Amgen, Inc.,
Sr. Unsec’d. Notes	1.850	08/19/21	12,785	12,267,855
Sr. Unsec’d. Notes	2.125	05/01/20	13,895	13,677,126
Sr. Unsec’d. Notes	2.200	05/22/19	14,700	14,646,490
Sr. Unsec’d. Notes(a)	2.650	05/11/22	44,355	43,076,818

Baxalta, Inc., Gtd. Notes	2.875	06/23/20	10,480	10,393,121
Biogen, Inc., Sr. Unsec’d. Notes	2.900	09/15/20	17,408	17,317,832
Celgene Corp.,
Sr. Unsec’d. Notes	2.250	08/15/21	32,040	30,967,176
Sr. Unsec’d. Notes	2.750	02/15/23	30,500	29,237,900
Sr. Unsec’d. Notes	2.875	08/15/20	8,672	8,615,062
Sr. Unsec’d. Notes	3.625	05/15/24	8,120	8,006,514

Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.550	09/01/20	9,620	9,523,301
				197,729,195
Building Materials 0.9%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	3.000	06/15/20	11,225	11,129,077
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.838(c)	12/20/19	17,500	17,543,072
Owens Corning, Sr. Unsec’d. Notes	4.200	12/15/22	25,246	25,302,471

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Vulcan Materials Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.934%(c)	06/15/20	12,130	$ 12,161,269
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%	2.971(c)	03/01/21	16,305	16,365,092
				82,500,981
Chemicals 3.3%
Celanese US Holdings LLC, Gtd. Notes	4.625	11/15/22	8,900	9,069,331
CF Industries, Inc., Sr. Sec’d. Notes, 144A	3.400	12/01/21	16,305	16,059,762
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A	2.450	05/01/20	16,040	15,856,926
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.125	11/15/21	44,913	45,980,671
Sr. Unsec’d. Notes	8.550	05/15/19	15,000	15,512,205

E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	2.200	05/01/20	11,065	10,919,741
Eastman Chemical Co.,
Sr. Unsec’d. Notes	2.700	01/15/20	39,675	39,465,913
Sr. Unsec’d. Notes	4.500	01/15/21	449	457,315

INVISTA Finance LLC, Sr. Sec’d. Notes, 144A	4.250	10/15/19	7,635	7,625,456
LyondellBasell Industries NV,
Sr. Unsec’d. Notes	5.000	04/15/19	20,995	21,100,185
Sr. Unsec’d. Notes	6.000	11/15/21	19,935	21,167,173

Mosaic Co. (The), Sr. Unsec’d. Notes	3.250	11/15/22	28,770	28,097,390
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes(a)	4.875	03/30/20	19,415	19,806,879
SASOL Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24	14,245	14,514,532
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	2.750	06/01/22	22,130	21,462,287
Solvay Finance America LLC (Belgium), Gtd. Notes, 144A	3.400	12/03/20	20,875	20,853,533
Yara International ASA (Norway), Sr. Unsec’d. Notes, 144A	7.875	06/11/19	7,933	8,189,633
				316,138,932

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services 1.2%
Ecolab, Inc., Sr. Unsec’d. Notes	2.250%	01/12/20	4,215	$ 4,170,021
Equifax, Inc.,
Sr. Unsec’d. Notes	2.300	06/01/21	6,100	5,882,917
Sr. Unsec’d. Notes	3.950	06/15/23	11,305	11,228,212
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.350	10/15/19	20,835	20,705,235
Gtd. Notes, 144A(a)	2.600	12/01/21	25,000	24,141,701
Gtd. Notes, 144A(a)	2.700	11/01/23	9,035	8,525,527
Gtd. Notes, 144A	2.800	11/01/18	2,050	2,050,306
Gtd. Notes, 144A	5.250	10/01/20	6,000	6,195,666

IHS Markit Ltd., Sr. Unsec’d. Notes	4.125	08/01/23	6,260	6,247,981
Total System Services, Inc.,
Sr. Unsec’d. Notes	3.800	04/01/21	11,178	11,216,234
Sr. Unsec’d. Notes	4.000	06/01/23	10,615	10,683,882
				111,047,682
Computers 0.7%
Apple, Inc., Sr. Unsec’d. Notes	3.000	02/09/24	13,990	13,714,878
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480	06/01/19	27,350	27,419,106
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes	2.850	10/05/18	9,548	9,548,342
Sr. Unsec’d. Notes	3.600	10/15/20	2,136	2,144,694

Seagate HDD Cayman, Gtd. Notes	3.750	11/15/18	13,195	13,191,115
				66,018,135
Diversified Financial Services 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	3.750	05/15/19	7,310	7,338,798
American Express Co., Sr. Unsec’d. Notes(a)	2.500	08/01/22	25,000	23,965,379
Capital One Bank USA NA,
Sr. Unsec’d. Notes	2.300	06/05/19	11,125	11,085,850
Sub. Notes	8.800	07/15/19	7,995	8,358,330

Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.500	10/18/23	10,073	10,432,546

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes(d)	5.250%	02/06/12	1,520	$ 42,560
Sr. Unsec’d. Notes(d)	5.625	01/24/13	1,000	28,200
Sr. Unsec’d. Notes(d)	6.000	07/19/12	900	25,200

Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, GMTN	2.750	03/19/19	32,025	32,037,199
Synchrony Financial,
Sr. Unsec’d. Notes	2.600	01/15/19	15,645	15,632,144
Sr. Unsec’d. Notes	2.700	02/03/20	14,715	14,549,940
Sr. Unsec’d. Notes	3.000	08/15/19	10,115	10,094,394
				133,590,540
Electric 5.8%
Alliant Energy Finance LLC, Gtd. Notes, 144A(a)	3.750	06/15/23	24,100	23,994,095
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.500	09/01/22	12,160	11,622,412
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000	05/15/21	16,755	16,185,392
Dominion Energy, Inc.,
Jr. Sub. Notes	2.579	07/01/20	12,200	12,035,966
Jr. Sub. Notes	2.962	07/01/19	2,810	2,808,595
Jr. Sub. Notes	4.104	04/01/21	22,500	22,661,915
Sr. Unsec’d. Notes, Series B	2.750	09/15/22	10,000	9,642,442
Sr. Unsec’d. Notes, Series C	2.000	08/15/21	13,955	13,335,275

Duke Energy Corp., Sr. Unsec’d. Notes	1.800	09/01/21	15,715	15,030,231
Duke Energy Progress LLC, First Mortgage(a)	3.375	09/01/23	6,690	6,670,894
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A	2.150	01/22/19	12,900	12,878,576
Sr. Unsec’d. Notes, 144A	2.350	10/13/20	12,350	12,128,864
Emera US Finance LP (Canada),
Gtd. Notes	2.150	06/15/19	1,750	1,738,667
Gtd. Notes	2.700	06/15/21	32,535	31,583,673
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.750	04/06/23	10,890	10,176,381
Gtd. Notes, 144A	2.875	05/25/22	23,170	22,037,788
Entergy Corp.,
Sr. Unsec’d. Notes	4.000	07/15/22	10,493	10,613,946

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Entergy Corp., (cont’d.)
Sr. Unsec’d. Notes	5.125%	09/15/20	11,128	$ 11,420,268

Eversource Energy, Sr. Unsec’d. Notes, Series K	2.750	03/15/22	2,805	2,745,394
Exelon Corp.,
Jr. Sub. Notes	3.497	06/01/22	38,219	37,551,981
Sr. Unsec’d. Notes	2.450	04/15/21	4,940	4,800,918
Sr. Unsec’d. Notes	2.850	06/15/20	10,670	10,576,142
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes	2.950	01/15/20	26,996	26,921,137
Sr. Unsec’d. Notes	5.200	10/01/19	4,994	5,098,698

FirstEnergy Corp., Sr. Unsec’d. Notes, Series A	2.850	07/15/22	25,000	24,167,500
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	2.100	10/04/21	13,335	12,739,083
Georgia Power Co., Sr. Unsec’d. Notes	2.400	04/01/21	19,095	18,587,036
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	3.700	09/01/24	8,035	7,793,448
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes(a)	2.800	01/15/23	14,510	14,027,767
Gtd. Notes	4.500	06/01/21	20,900	21,295,875

Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.250	09/15/21	5,290	5,216,803
PSEG Power LLC,
Gtd. Notes(a)	3.000	06/15/21	14,230	14,009,453
Gtd. Notes	3.850	06/01/23	15,435	15,377,646
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.839(c)	01/15/21	23,740	23,746,020
Sr. Unsec’d. Notes	2.850	11/15/20	22,900	22,624,508
Sr. Unsec’d. Notes	2.900	02/01/23	17,000	16,408,398

Southern California Edison Co., First Mortgage, Series D	3.400	06/01/23	7,500	7,428,280
Southern Co. (The),
Sr. Unsec’d. Notes	2.350	07/01/21	4,505	4,368,195
Sr. Unsec’d. Notes	2.750	06/15/20	12,818	12,693,010
				554,742,672
Electronics 0.5%
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125	06/15/21	18,569	18,270,803

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electronics (cont’d.)
Fortive Corp., Sr. Unsec’d. Notes	2.350%	06/15/21	7,845	$ 7,600,782
Trimble, Inc., Sr. Unsec’d. Notes	4.150	06/15/23	16,030	16,039,462
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.350	08/01/19	3,455	3,439,599
				45,350,646
Foods 2.9%
Campbell Soup Co., Sr. Unsec’d. Notes	3.300	03/15/21	7,375	7,304,785
General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%(a)	2.879(c)	04/16/21	26,585	26,708,765
Sr. Unsec’d. Notes	3.700	10/17/23	4,950	4,919,690

J.M. Smucker Co. (The), Sr. Unsec’d. Notes	2.500	03/15/20	14,625	14,485,157
Kraft Heinz Foods Co.,
Gtd. Notes	2.800	07/02/20	38,045	37,720,386
Gtd. Notes	4.000	06/15/23	35,344	35,444,691
Kroger Co. (The),
Sr. Unsec’d. Notes(a)	2.300	01/15/19	4,125	4,119,883
Sr. Unsec’d. Notes	2.800	08/01/22	7,525	7,275,614

McCormick & Co., Inc., Sr. Unsec’d. Notes(a)	2.700	08/15/22	23,140	22,415,042
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21	17,430	16,650,091
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	2.650	10/03/21	17,035	16,237,758
Sysco Corp., Gtd. Notes	2.500	07/15/21	6,520	6,366,973
Tyson Foods, Inc.,
Gtd. Notes	2.650	08/15/19	13,580	13,556,000
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	2.765(c)	05/30/19	13,200	13,217,664
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	2.871(c)	06/02/20	20,000	20,059,475
Sr. Unsec’d. Notes	3.900	09/28/23	4,320	4,336,992
Wm Wrigley Jr Co.,
Sr. Unsec’d. Notes, 144A	2.400	10/21/18	23,740	23,737,899
Sr. Unsec’d. Notes, 144A	2.900	10/21/19	2,550	2,545,115
				277,101,980

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Forest Products & Paper 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400%	11/01/20	13,600	$ 14,150,201
Gas 0.1%
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	2.800	11/15/20	9,700	9,552,854
Hand/Machine Tools 0.3%
Stanley Black & Decker, Inc.,
Sub. Notes	1.622	11/17/18	6,450	6,439,874
Sub. Notes	2.451	11/17/18	22,195	22,185,012
				28,624,886
Healthcare-Products 2.3%
Abbott Laboratories,
Sr. Unsec’d. Notes	2.800	09/15/20	25,260	25,016,083
Sr. Unsec’d. Notes	2.900	11/30/21	31,245	30,854,403
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	2.675	12/15/19	15,444	15,357,308
Sr. Unsec’d. Notes	2.894	06/06/22	45,580	44,314,888

Boston Scientific Corp., Sr. Unsec’d. Notes	2.850	05/15/20	6,575	6,527,739
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875	10/15/18	10,525	10,525,994
Medtronic, Inc., Gtd. Notes	2.500	03/15/20	38,610	38,352,845
Stryker Corp., Sr. Unsec’d. Notes	2.625	03/15/21	17,460	17,196,077
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.700	04/01/20	15,435	15,284,978
Sr. Unsec’d. Notes	3.150	04/01/22	20,347	19,930,167
				223,360,482
Healthcare-Services 2.1%
Aetna, Inc.,
Sr. Unsec’d. Notes	2.200	03/15/19	10,125	10,101,720
Sr. Unsec’d. Notes(a)	2.750	11/15/22	9,142	8,817,110
Sr. Unsec’d. Notes	2.800	06/15/23	4,224	4,047,259
Anthem, Inc.,
Sr. Unsec’d. Notes	2.250	08/15/19	13,940	13,864,146

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Anthem, Inc., (cont’d.)
Sr. Unsec’d. Notes	2.950%	12/01/22	22,580	$ 21,953,742
Sr. Unsec’d. Notes	3.700	08/15/21	14,150	14,244,107
Sr. Unsec’d. Notes	4.350	08/15/20	3,930	4,009,974

Centene Corp., Sr. Unsec’d. Notes	4.750	05/15/22	25,000	25,281,250
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450	06/15/21	1,416	1,482,753
Dignity Health, Sec’d. Notes	2.637	11/01/19	8,900	8,844,549
Halfmoon Parent, Inc., Sr. Sec’d. Notes, 144A	4.125	11/15/25	23,525	23,457,960
Humana, Inc., Sr. Unsec’d. Notes	2.625	10/01/19	9,010	8,973,748
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	2.500	11/01/18	8,100	8,099,921
Sr. Unsec’d. Notes	2.625	02/01/20	3,640	3,617,113
Sr. Unsec’d. Notes	4.625	11/15/20	3,730	3,807,263
Quest Diagnostics, Inc.,
Gtd. Notes	4.700	04/01/21	2,698	2,775,413
Sr. Unsec’d. Notes	2.500	03/30/20	30,000	29,673,005

UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.700	07/15/20	4,800	4,769,828
				197,820,861
Home Builders 0.3%
Lennar Corp., Gtd. Notes	4.125	01/15/22	15,600	15,444,000
PulteGroup, Inc., Gtd. Notes(a)	4.250	03/01/21	5,143	5,162,286
Toll Brothers Finance Corp., Gtd. Notes	4.000	12/31/18	8,050	8,043,560
				28,649,846
Home Furnishings 0.1%
Whirlpool Corp., Sr. Unsec’d. Notes	2.400	03/01/19	12,725	12,702,403

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Household Products/Wares 0.5%
Church & Dwight Co., Inc., Sr. Unsec’d. Notes	2.450%	08/01/22	14,710	$ 14,111,399
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A(a)	2.375	06/24/22	38,840	37,284,751
				51,396,150
Housewares 0.6%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	2.600	03/29/19	1,184	1,182,275
Sr. Unsec’d. Notes	2.875	12/01/19	34,655	34,593,048
Sr. Unsec’d. Notes	3.150	04/01/21	11,575	11,389,402
Sr. Unsec’d. Notes	4.000	06/15/22	10,895	10,751,053
				57,915,778
Insurance 2.2%
American International Group, Inc.,
Sr. Unsec’d. Notes	2.300	07/16/19	29,190	29,059,335
Sr. Unsec’d. Notes	3.300	03/01/21	5,994	5,981,613
Sr. Unsec’d. Notes	4.125	02/15/24	4,640	4,651,527

AXIS Specialty Finance LLC, Gtd. Notes	5.875	06/01/20	6,075	6,297,083
AXIS Specialty Finance PLC, Gtd. Notes	2.650	04/01/19	16,253	16,225,432
Chubb INA Holdings, Inc., Gtd. Notes	2.300	11/03/20	14,800	14,530,788
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250	06/15/23	6,300	6,370,078
Gtd. Notes, 144A	5.000	06/01/21	10,554	10,863,302

Markel Corp., Sr. Unsec’d. Notes	7.125	09/30/19	14,001	14,488,683
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes, MTN	2.550	10/15/18	5,875	5,874,941
Nuveen Finance LLC, Sr. Unsec’d. Notes, 144A	2.950	11/01/19	23,585	23,552,643
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A	2.200	04/08/20	9,525	9,390,192
Sr. Sec’d. Notes, 144A, MTN(a)	1.500	04/18/19	3,570	3,547,487

Trinity Acquisition PLC, Gtd. Notes	3.500	09/15/21	9,895	9,812,231
Unum Group, Sr. Unsec’d. Notes	3.000	05/15/21	6,145	6,045,705

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%	08/15/19	642	$ 658,410
Willis Towers Watson PLC, Gtd. Notes	5.750	03/15/21	16,033	16,806,923
WR Berkley Corp.,
Sr. Unsec’d. Notes	4.625	03/15/22	16,075	16,501,164
Sr. Unsec’d. Notes	7.375	09/15/19	3,960	4,118,314

XLIT Ltd. (Bermuda), Gtd. Notes	2.300	12/15/18	9,251	9,244,806
				214,020,657
Lodging 0.9%
Marriott International, Inc.,
Sr. Unsec’d. Notes	2.300	01/15/22	36,420	34,922,639
Sr. Unsec’d. Notes	3.000	03/01/19	25,350	25,350,299
Sr. Unsec’d. Notes	3.375	10/15/20	4,195	4,191,750
Sr. Unsec’d. Notes	7.150	12/01/19	10,218	10,645,097
Sr. Unsec’d. Notes, Series N	3.125	10/15/21	2,723	2,687,506

Sands China Ltd. (Macau), Sr. Unsec’d. Notes, 144A	4.600	08/08/23	10,800	10,797,822
				88,595,113
Machinery-Diversified 0.3%
Roper Technologies, Inc., Sr. Unsec’d. Notes	3.650	09/15/23	24,750	24,583,034
Media 2.4%
21st Century Fox America, Inc., Gtd. Notes	5.650	08/15/20	7,180	7,480,333
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.579	07/23/20	2,400	2,401,356
Sr. Sec’d. Notes	4.464	07/23/22	49,305	50,130,536

Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150	08/15/24	9,000	8,517,077
Discovery Communications LLC,
Gtd. Notes	2.200	09/20/19	12,440	12,342,612
Gtd. Notes, 144A	2.800	06/15/20	500	494,921

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Discovery Communications LLC, (cont’d.)
Gtd. Notes, 144A	3.500%	06/15/22	30,770	$ 30,269,386

NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974	04/15/19	13,725	13,663,247
NBCUniversal Media LLC, Gtd. Notes	4.375	04/01/21	5,355	5,486,321
RELX Capital, Inc. (United Kingdom), Gtd. Notes	3.500	03/16/23	6,240	6,160,237
Sky PLC (United Kingdom), Gtd. Notes, 144A	2.625	09/16/19	11,900	11,842,322
Time Warner Cable LLC,
Sr. Sec’d. Notes	8.250	04/01/19	9,759	10,008,441
Sr. Sec’d. Notes	8.750	02/14/19	10,135	10,344,397
Viacom, Inc.,
Jr. Sub. Notes	5.875	02/28/57	12,500	12,251,294
Sr. Unsec’d. Notes	2.250	02/04/22	12,500	11,754,363
Sr. Unsec’d. Notes	3.125	06/15/22	5,000	4,820,282
Sr. Unsec’d. Notes	4.250	09/01/23	3,000	3,020,447
Warner Media LLC,
Gtd. Notes	2.100	06/01/19	14,000	13,927,583
Gtd. Notes	3.400	06/15/22	16,320	16,142,507
				231,057,662
Mining 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250	10/19/75	2,935	3,059,738
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625	06/09/21	10,112	10,074,149
				13,133,887
Office/Business Equipment 0.2%
Pitney Bowes, Inc., Sr. Unsec’d. Notes	3.875	09/15/20	19,179	18,915,289
Oil & Gas 2.9%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850	03/15/21	35,825	36,817,259
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	20,504	20,183,555
BP Capital Markets PLC (United Kingdom),
Gtd. Notes(a)	2.112	09/16/21	20,440	19,752,443

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
BP Capital Markets PLC (United Kingdom), (cont’d.)
Gtd. Notes	2.520%	09/19/22	15,000	$ 14,492,022

Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	3.450	11/15/21	11,400	11,339,142
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes(a)	3.000	08/15/22	3,400	3,256,995
Sr. Unsec’d. Notes	5.700	10/15/19	21,014	21,507,552

Continental Resources, Inc., Gtd. Notes(a)	4.500	04/15/23	19,019	19,353,773
Devon Energy Corp.,
Sr. Unsec’d. Notes	3.250	05/15/22	24,434	24,004,662
Sr. Unsec’d. Notes	4.000	07/15/21	10,941	11,043,444

Encana Corp. (Canada), Sr. Unsec’d. Notes	3.900	11/15/21	29,370	29,495,416
EOG Resources, Inc.,
Sr. Unsec’d. Notes(a)	2.625	03/15/23	8,550	8,239,076
Sr. Unsec’d. Notes	4.100	02/01/21	3,390	3,446,536
Sr. Unsec’d. Notes	4.400	06/01/20	5,250	5,343,756

EQT Corp., Sr. Unsec’d. Notes	2.500	10/01/20	6,905	6,740,114
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes	6.150	06/15/19	4,305	4,394,294
Sr. Unsec’d. Notes	7.250	12/15/19	15,291	16,015,574

Noble Energy, Inc., Sr. Unsec’d. Notes	4.150	12/15/21	18,487	18,712,363
Phillips 66, Gtd. Notes, 3 Month LIBOR + 0.600%	2.911(c)	02/26/21	7,120	7,128,802
				281,266,778
Oil & Gas Services 0.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes(a)	2.773	12/15/22	21,720	21,043,685
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	2.350	12/21/18	12,920	12,914,060
Sr. Unsec’d. Notes, 144A	3.000	12/21/20	10,125	10,053,214
				44,010,959
Packaging & Containers 0.4%
Ball Corp., Gtd. Notes	4.375	12/15/20	1,940	1,964,250

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Bemis Co., Inc., Sr. Unsec’d. Notes	6.800%	08/01/19	1,879	$ 1,935,986
WestRock Co., Gtd. Notes, 144A(a)	3.750	03/15/25	10,190	10,014,061
WestRock RKT Co.,
Gtd. Notes	3.500	03/01/20	13,815	13,815,438
Gtd. Notes	4.450	03/01/19	12,675	12,754,565
				40,484,300
Pharmaceuticals 7.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes	2.000	11/06/18	5,000	4,997,800
Sr. Unsec’d. Notes	2.300	05/14/21	20,430	19,884,497
Sr. Unsec’d. Notes(a)	2.500	05/14/20	61,995	61,300,211
Sr. Unsec’d. Notes	3.750	11/14/23	16,460	16,395,985
Allergan Funding SCS,
Gtd. Notes	2.450	06/15/19	6,530	6,508,420
Gtd. Notes	3.000	03/12/20	88,025	87,915,850
Gtd. Notes	3.450	03/15/22	16,180	16,071,556

Bayer US Finance LLC (Germany), Gtd. Notes, 144A	2.375	10/08/19	15,975	15,869,022
Cardinal Health, Inc., Sr. Unsec’d. Notes	2.616	06/15/22	23,985	22,947,825
CVS Health Corp.,
Sr. Unsec’d. Notes	2.125	06/01/21	5,000	4,826,127
Sr. Unsec’d. Notes	2.250	12/05/18	4,250	4,246,953
Sr. Unsec’d. Notes	2.800	07/20/20	69,833	69,184,652
Sr. Unsec’d. Notes(a)	3.700	03/09/23	58,885	58,576,820
Sr. Unsec’d. Notes	4.100	03/25/25	15,496	15,454,509
Sr. Unsec’d. Notes	4.750	12/01/22	7,796	8,074,755
Express Scripts Holding Co.,
Gtd. Notes	3.050	11/30/22	14,900	14,441,607
Gtd. Notes	4.750	11/15/21	29,510	30,458,151

McKesson Corp., Sr. Unsec’d. Notes	2.284	03/15/19	14,800	14,768,483
Mead Johnson Nutrition Co. (United Kingdom), Gtd. Notes	3.000	11/15/20	27,255	27,159,575
Medco Health Solutions, Inc., Sr. Unsec’d. Notes	4.125	09/15/20	2,000	2,024,717
Mylan NV,
Gtd. Notes	2.500	06/07/19	7,156	7,129,796

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Mylan NV, (cont’d.)
Gtd. Notes	3.150%	06/15/21	25,110	$ 24,734,993

Mylan, Inc., Gtd. Notes	4.200	11/29/23	16,000	15,826,037
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	1.900	09/23/19	17,540	17,352,465
Gtd. Notes	2.400	09/23/21	47,645	46,019,738

Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	2.200	07/21/21	56,780	53,356,166
Zoetis, Inc., Sr. Unsec’d. Notes	3.450	11/13/20	15,455	15,521,069
				681,047,779
Pipelines 2.0%
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650	11/15/18	5,610	5,609,036
DCP Midstream Operating LP,
Gtd. Notes(a)	2.700	04/01/19	4,560	4,552,932
Gtd. Notes, 144A(a)	5.350	03/15/20	16,500	16,871,250

Enable Midstream Partners LP, Sr. Unsec’d. Notes	2.400	05/15/19	6,545	6,517,554
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400	04/01/24	3,675	3,568,094
Enterprise Products Operating LLC,
Gtd. Notes	2.550	10/15/19	14,680	14,621,620
Gtd. Notes(a)	2.850	04/15/21	17,180	16,963,764

EQT Midstream Partners LP, Sr. Unsec’d. Notes	4.750	07/15/23	7,695	7,808,758
Kinder Morgan Energy Partners LP,
Gtd. Notes(a)	2.650	02/01/19	8,300	8,293,988
Gtd. Notes	3.950	09/01/22	10,000	10,065,051
Gtd. Notes	5.000	10/01/21	29,692	30,849,342
Gtd. Notes	6.500	04/01/20	5,000	5,224,270

Kinder Morgan, Inc., Gtd. Notes, 144A	5.000	02/15/21	3,500	3,611,065
MPLX LP,
Sr. Unsec’d. Notes(a)	3.375	03/15/23	1,872	1,832,656
Sr. Unsec’d. Notes	4.500	07/15/23	7,725	7,920,180

ONEOK Partners LP, Gtd. Notes(a)	3.375	10/01/22	6,670	6,568,722

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Phillips 66 Partners LP, Sr. Unsec’d. Notes	2.646%	02/15/20	3,535	$ 3,501,319
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	2.800	10/15/22	1,500	1,437,887
Williams Partners LP,
Sr. Unsec’d. Notes	3.600	03/15/22	12,775	12,691,870
Sr. Unsec’d. Notes	4.000	11/15/21	4,559	4,600,871
Sr. Unsec’d. Notes	4.125	11/15/20	2,392	2,420,313
Sr. Unsec’d. Notes	4.300	03/04/24	6,450	6,507,213
Sr. Unsec’d. Notes(a)	5.250	03/15/20	12,042	12,358,388
				194,396,143
Real Estate 0.3%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.125	03/20/22	25,160	24,671,424
Real Estate Investment Trusts (REITs) 2.4%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, GMTN(a)	2.950	09/15/22	10,258	10,029,827
Brandywine Operating Partnership LP,
Gtd. Notes	3.950	02/15/23	5,450	5,414,393
Gtd. Notes	4.100	10/01/24	2,000	1,962,690

Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.875	08/15/22	5,600	5,559,873
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875	04/15/22	33,867	34,943,999
Digital Realty Trust LP,
Gtd. Notes	2.750	02/01/23	10,050	9,599,200
Gtd. Notes	3.400	10/01/20	6,235	6,240,930
Gtd. Notes	5.875	02/01/20	20,020	20,532,377

ERP Operating LP, Sr. Unsec’d. Notes	2.375	07/01/19	11,370	11,324,890
Government Properties Income Trust, Sr. Unsec’d. Notes	3.750	08/15/19	5,100	5,119,026
HCP, Inc., Sr. Unsec’d. Notes	3.150	08/01/22	13,097	12,753,302
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes	3.875	04/01/24	3,700	3,613,614

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Host Hotels & Resorts LP, (cont’d.)
Sr. Unsec’d. Notes, Series D	3.750%	10/15/23	3,330	$ 3,249,463

Liberty Property LP, Sr. Unsec’d. Notes	4.750	10/01/20	6,000	6,135,187
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375	11/05/19	9,100	9,000,891
Ventas Realty LP, Gtd. Notes	3.100	01/15/23	24,030	23,333,659
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	3.250	08/15/22	3,100	3,041,454
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A	2.700	09/17/19	5,400	5,386,346
Gtd. Notes, 144A	3.250	10/05/20	13,485	13,441,916
Welltower, Inc.,
Sr. Unsec’d. Notes	3.950	09/01/23	9,780	9,773,259
Sr. Unsec’d. Notes	5.250	01/15/22	20,485	21,361,975
Sr. Unsec’d. Notes	6.125	04/15/20	5,930	6,162,498

Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375	10/01/19	7,607	7,924,399
				235,905,168
Retail 0.5%
AutoZone, Inc., Sr. Unsec’d. Notes	2.500	04/15/21	6,310	6,146,406
Dollar Tree, Inc., Sr. Unsec’d. Notes(a)	3.700	05/15/23	12,500	12,338,334
L Brands, Inc., Gtd. Notes	6.625	04/01/21	9,375	9,882,188
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	4.375	09/01/23	10,620	10,627,065
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	2.700	11/18/19	11,240	11,202,317
				50,196,310
Savings & Loans 0.1%
First Niagara Financial Group, Inc., Sub. Notes	7.250	12/15/21	12,000	13,220,814

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors 1.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes(a)	3.000%	01/15/22	50,670	$ 49,365,754
KLA-Tencor Corp., Sr. Unsec’d. Notes	3.375	11/01/19	2,550	2,554,641
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500	11/15/18	13,825	13,822,777
NVIDIA Corp., Sr. Unsec’d. Notes	2.200	09/16/21	34,535	33,537,491
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.875	09/01/22	10,000	9,900,000
QUALCOMM, Inc.,
Sr. Unsec’d. Notes(a)	2.600	01/30/23	4,090	3,931,706
Sr. Unsec’d. Notes(a)	3.000	05/20/22	35,000	34,435,244
				147,547,613
Software 1.4%
CA, Inc., Sr. Unsec’d. Notes	3.600	08/15/22	22,265	22,104,485
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700	03/01/21	15,115	15,234,750
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	2.250	08/15/21	15,425	14,894,665
Sr. Unsec’d. Notes	3.625	10/15/20	12,110	12,177,403

First Data Corp., Sr. Sec’d. Notes, 144A(a)	5.375	08/15/23	7,850	7,969,713
Fiserv, Inc.,
Sr. Unsec’d. Notes	2.700	06/01/20	15,210	15,075,610
Sr. Unsec’d. Notes	3.800	10/01/23	12,805	12,801,826

Microsoft Corp., Sr. Unsec’d. Notes(a)	2.875	02/06/24	13,930	13,618,028
Oracle Corp., Sr. Unsec’d. Notes	1.900	09/15/21	18,460	17,823,590
				131,700,070
Telecommunications 3.3%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000	03/30/20	11,400	11,675,880
AT&T, Inc.,
Sr. Unsec’d. Notes	2.450	06/30/20	67,815	66,908,672
Sr. Unsec’d. Notes(a)	3.000	06/30/22	7,185	7,007,086
Sr. Unsec’d. Notes	3.800	03/15/22	14,195	14,248,737

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes(a)	3.800%	03/01/24	41,995	$ 41,581,688
Sr. Unsec’d. Notes	4.600	02/15/21	4,700	4,812,477
Sr. Unsec’d. Notes	5.200	03/15/20	10,000	10,291,857

British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	2.350	02/14/19	6,800	6,789,853
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A	1.950	09/19/21	21,860	20,889,905
Gtd. Notes, 144A(a)	2.820	01/19/22	32,770	31,993,977
Orange SA (France),
Sr. Unsec’d. Notes	2.750	02/06/19	21,115	21,120,702
Sr. Unsec’d. Notes	5.375	07/08/19	4,828	4,919,811

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360	03/20/23	18,750	18,679,688
Telefonos de Mexico SAB de CV (Mexico), Gtd. Notes	5.500	11/15/19	8,700	8,910,472
Verizon Communications, Inc.,
Sr. Unsec’d. Notes(a)	3.125	03/16/22	34,480	34,147,152
Sr. Unsec’d. Notes(a)	4.600	04/01/21	16,900	17,427,915
				321,405,872
Transportation 0.1%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650	03/02/20	7,480	7,415,618
Trucking & Leasing 0.3%
Penske Truck Leasing Co. Lp/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	2.500	06/15/19	11,175	11,136,241
Sr. Unsec’d. Notes, 144A(a)	3.200	07/15/20	17,770	17,677,236
Sr. Unsec’d. Notes, 144A	3.300	04/01/21	1,200	1,187,798
				30,001,275
Total Corporate Bonds (cost $8,383,328,485)				8,248,972,214

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bond 0.0%
Alabama
Alabama Economic Settlement Authority, Series B, Revenue Bonds (cost $4,635,000)	3.163%	09/15/25	4,635	$ 4,549,345
Sovereign Bond 0.1%
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A (cost $7,214,725)	3.875	04/23/23	7,260	7,310,820

	Shares
Preferred Stock 0.0%
Banks
Citigroup Capital XIII 8.709%, (Capital Security, fixed to floating preferred) (cost $3,342,000)	132,000	3,544,200

Total Long-Term Investments (cost $9,534,470,925)		9,391,681,470

Short-Term Investments 5.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	166,800,934	166,800,934
PGIM Institutional Money Market Fund (cost $342,712,629; includes $342,086,370 of cash collateral for securities on loan)(b)(w)	342,723,584	342,757,856

Total Short-Term Investments (cost $509,513,563)		509,558,790

TOTAL INVESTMENTS 102.9% (cost $10,043,984,488)		9,901,240,260
Liabilities in excess of other assets(z) (2.9)%		(282,265,299)

Net Assets 100.0%		$ 9,618,974,961

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CLO—Collateralized Loan Obligation
GMTN—Global Medium Term Note

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
REITs—Real Estate Investment Trusts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,134,963 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $335,169,403; cash collateral of $342,086,370 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2018.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
5,491	2 Year U.S. Treasury Notes	Dec. 2018	$1,157,142,453	$(3,420,782)
7,450	5 Year U.S. Treasury Notes	Dec. 2018	837,950,391	(5,750,994)
				(9,171,776)
Short Positions:
617	10 Year U.S. Treasury Notes	Dec. 2018	73,288,031	780,218
65	30 Year U.S. Ultra Treasury Bonds	Dec. 2018	10,028,281	281,673
				1,061,891
				$(8,109,885)
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$6,890,000	$—
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2018 (unaudited) (continued)
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$ —	$ 801,580,903	$ —

Bank Loans	—	32,442,509	—
Commercial Mortgage-Backed Securities	—	293,281,479	—
Corporate Bonds	—	8,244,837,251	4,134,963
Municipal Bond	—	4,549,345	—
Sovereign Bond	—	7,310,820	—
Preferred Stock	3,544,200	—	—
Affiliated Mutual Funds	509,558,790	—	—
Other Financial Instruments*
Futures Contracts	(8,109,885)	—	—
Total	$504,993,105	$9,384,002,307	$4,134,963

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Fund, including: the Fund’s Treasurer (or the Treasurer’s direct reports); and the Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820.
Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund and its securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Short-Term Corporate Bond Fund, Inc,

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date    November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    November 16, 2018

By (Signature and Title)*	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date    November 16, 2018

* Print the name and title of each signing officer under his or her signature.